June 30, 2005		•	Pacific Select Separate Account of Pacific Life Insurance Company
Semi-Annual Report
Pacific Select

PACIFIC SELECT SEPARATE ACCOUNT

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005 (Unaudited)

		Growth	International	Equity	Small-Cap	Fasciano	Multi-
	Equity	LT	Value	Index	Index	Small Equity	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account

ASSETS
Investments:
Equity Portfolio	$15,416
Growth LT Portfolio		$1,494,648
International Value Portfolio			$1,132,618
Equity Index Portfolio				$1,109,820
Small-Cap Index Portfolio					$725,441
Fasciano Small Equity Portfolio (1)						$136,878
Multi-Strategy Portfolio							$516,287

Total Assets	15,416	1,494,648	1,132,618	1,109,820	725,441	136,878	516,287

LIABILITIES
Payables:
Mortality and expense risk fees	9	871	656	646	409	78	298

Total Liabilities	9	871	656	646	409	78	298

NET ASSETS	$15,407	$1,493,777	$1,131,962	$1,109,174	$725,032	$136,800	$515,989

Shares Owned in each Portfolio	879	78,935	77,540	39,094	53,415	13,022	31,109

Cost of Investments	$14,837	$2,616,477	$1,155,392	$1,044,787	$637,811	$125,077	$479,653

(1)	Formerly named Aggressive Equity Variable Account and Aggressive Equity Portfolio.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2005 (Unaudited)

	Main Street®	Emerging	Managed	Inflation	Money	High Yield
	Core	Markets	Bond	Managed	Market	Bond
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Main Street® Core Portfolio	$692,546
Emerging Markets Portfolio		$68,798
Managed Bond Portfolio			$770,432
Inflation Managed Portfolio				$388,599
Money Market Portfolio					$435,775
High Yield Bond Portfolio						$131,997
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	5,000	—

Total Assets	692,546	68,798	770,432	388,599	440,775	131,997

LIABILITIES
Payables:
Fund shares purchased	—	—	—	—	5,000	—
Mortality and expense risk fees	400	39	442	223	248	76

Total Liabilities	400	39	442	223	5,248	76

NET ASSETS	$692,146	$68,759	$769,990	$388,376	$435,527	$131,921

Shares Owned in each Portfolio	34,326	4,829	69,663	33,262	43,212	19,060

Cost of Investments	$768,847	$47,271	$757,411	$365,961	$436,072	$132,525

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2005 (Unaudited)

		Growth	International	Equity	Small-Cap	Fasciano	Multi-
	Equity	LT	Value	Index	Index	Small Equity	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account

INVESTMENT INCOME
Dividends	$5	$641	$2,182	$5,072	$—	$—	$—
EXPENSES
Mortality and expense risk fees	54	5,220	3,991	3,889	2,419	455	1,758

Net Investment Income (Loss)	(49)	(4,579)	(1,809)	1,183	(2,419)	(455)	(1,758)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	12	(25,563)	(14,186)	(20,900)	9,768	(111)	(15)
Change in net unrealized appreciation (depreciation) on investments	(572)	(7,312)	(4,807)	4,190	(26,294)	(2,707)	7,208

Net Gain (Loss) on Investments	(560)	(32,875)	(18,993)	(16,710)	(16,526)	(2,818)	7,193

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($609)	($37,454)	($20,802)	($15,527)	($18,945)	($3,273)	$5,435

(1)	Formerly named Aggressive Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2005 (Unaudited)

	Main Street	Emerging	Managed	Inflation	Money	High Yield
	Core	Markets	Bond	Managed	Market	Bond
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$81	$71	$34,761	$31,181	$5,153	$4,668
EXPENSES
Mortality and expense risk fees	2,393	216	2,639	1,314	1,596	455

Net Investment Income (Loss)	(2,312)	(145)	32,122	29,867	3,557	4,213

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(41,399)	1,419	(82)	581	52	24
Change in net unrealized appreciation (depreciation) on investments	34,468	4,008	(15,024)	(22,054)	(42)	(4,236)

Net Gain (Loss) on Investments	(6,931)	5,427	(15,106)	(21,473)	10	(4,212)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($9,243)	$5,282	$17,016	$8,394	$3,567	$1

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Equity		Growth LT		International Value		Equity Index
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($49)	$25	($4,579)	($10,272)	($1,809)	$8,907	$1,183	$11,141
Net realized gain (loss) from security transactions	12	(823)	(25,563)	(78,866)	(14,186)	(76,986)	(20,900)	(62,566)
Change in net unrealized appreciation (depreciation) on investments	(572)	1,514	(7,312)	226,363	(4,807)	252,501	4,190	195,710

Net Increase (Decrease) in Net Assets Resulting from Operations	(609)	716	(37,454)	137,225	(20,802)	184,422	(15,527)	144,285

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable accounts, net	—	(6,647)	6,598	12,768	4,346	(12,939)	5,768	203,576
Transfers—policy charges and deductions	(85)	(168)	(5,414)	(10,550)	(5,781)	(12,099)	(3,971)	(9,275)
Transfers—surrenders	—	—	—	(54,750)	(52,585)	(1,363,759)	(37,837)	(1,951,007)
Transfers—other	—	4,295	(27,984)	(48,897)	(1,467)	1,704	(18,098)	(21,379)

Net Decrease in Net Assets Derived from Policy Transactions	(85)	(2,520)	(26,800)	(101,429)	(55,487)	(1,387,093)	(54,138)	(1,778,085)

NET INCREASE (DECREASE) IN NET ASSETS	(694)	(1,804)	(64,254)	35,796	(76,289)	(1,202,671)	(69,665)	(1,633,800)

NET ASSETS
Beginning of Period/Year	16,101	17,905	1,558,031	1,522,235	1,208,251	2,410,922	1,178,839	2,812,639

End of Period/Year	$15,407	$16,101	$1,493,777	$1,558,031	$1,131,962	$1,208,251	$1,109,174	$1,178,839

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small-Cap Index		Fasciano Small Equity		Multi-Strategy		Main Street Core
	Variable Account (1)		Variable Account (2)		Variable Account		Variable Account
	Period Ended	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (3)	2004	2005 (3)	2004	2005 (3)	2004	2005 (3)	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,419)	$1,272	($455)	$11	($1,758)	$4,800	($2,312)	$3,609
Net realized gain (loss) from security transactions	9,768	434	(111)	(5,037)	(15)	(4,057)	(41,399)	(183,395)
Change in net unrealized appreciation (depreciation) on investments	(26,294)	113,925	(2,707)	25,099	7,208	40,078	34,468	253,139

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,945)	115,631	(3,273)	20,073	5,435	40,821	(9,243)	73,353

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable accounts, net	12,845	705,096	8,668	38	7,312	10,347	8,395	(23,717)
Transfers—policy charges and deductions	(4,916)	(6,665)	(1,221)	(2,152)	(4,671)	(8,805)	(4,444)	(9,899)
Transfers—surrenders	(110,253)	(5,446)	—	(5,270)	—	(147,467)	(95,606)	(550,128)
Transfers—other	11,234	26,451	(12)	1,914	(114)	5,850	(1,358)	24,977

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(91,090)	719,436	7,435	(5,470)	2,527	(140,075)	(93,013)	(558,767)

NET INCREASE (DECREASE) IN NET ASSETS	(110,035)	835,067	4,162	14,603	7,962	(99,254)	(102,256)	(485,414)

NET ASSETS
Beginning of Period/Year	835,067	—	132,638	118,035	508,027	607,281	794,402	1,279,816

End of Period/Year	$725,032	$835,067	$136,800	$132,638	$515,989	$508,027	$692,146	$794,402

(1)	Operations commenced on April 30, 2004.

(2)	Formerly named Aggressive Equity Variable Account.

(3)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Emerging Markets		Managed Bond		Inflation Managed		Money Market
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($145)	$526	$32,122	$25,134	$29,867	$22,377	$3,557	$1,422
Net realized gain (loss) from security transactions	1,419	14,837	(82)	(172)	581	1,911	52	(370)
Change in net unrealized appreciation (depreciation) on investments	4,008	(324)	(15,024)	9,402	(22,054)	3,930	(42)	443

Net Increase in Net Assets Resulting from Operations	5,282	15,039	17,016	34,364	8,394	28,218	3,567	1,495

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable accounts, net	6,456	(410)	(1,406)	28,918	9,042	10,478	(68,025)	(224,003)
Transfers—policy charges and deductions	(333)	(497)	(2,556)	(4,954)	(3,289)	(6,317)	(2,548)	(6,568)
Transfers—surrenders	—	(4,220)	—	—	—	(7,644)	(5,509)	(27,528)
Transfers—other	(9)	(713)	(9,254)	(31,948)	—	(283)	54,699	14,803

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,114	(5,840)	(13,216)	(7,984)	5,753	(3,766)	(21,383)	(243,296)

NET INCREASE (DECREASE) IN NET ASSETS	11,396	9,199	3,800	26,380	14,147	24,452	(17,816)	(241,801)

NET ASSETS
Beginning of Period/Year	57,363	48,164	766,190	739,810	374,229	349,777	453,343	695,144

End of Period/Year	$68,759	$57,363	$769,990	$766,190	$388,376	$374,229	$435,527	$453,343

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	High Yield Bond
	Variable Account
	Period Ended	Year Ended
	June 30,	December 31,
	2005 (1)	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,213	$28,614
Net realized gain (loss) from security transactions	24	(737,546)
Change in net unrealized appreciation (depreciation) on investments	(4,236)	756,883

Net Increase in Net Assets Resulting from Operations	1	47,951

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable accounts, net	—	—
Transfers—policy charges and deductions	(861)	(5,484)
Transfers—surrenders	—	(4,100,870)
Transfers—other	—	15,198

Net Decrease in Net Assets Derived from Policy Transactions	(861)	(4,091,156)

NET DECREASE IN NET ASSETS	(860)	(4,043,205)

NET ASSETS
Beginning of Period/Year	132,781	4,175,986

End of Period/Year	$131,921	$132,781

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each period or year ended are presented in the table below.

	AUV			Ratios of	Ratios of
	at	Number		Investment	Expenses
	End of	of	Total	Income to	to
For the Period	Period/	Units	Net	Average Net	Average	Total
or Year Ended	Year	Outstanding	Assets	Assets (1)	Net Assets (1)	Returns (2)

Equity
01/01/2005 - 06/30/2005 (Unaudited)	$7.76	1,986	$15,407	0.07%	0.70%	(3.78%)
2004	8.06	1,997	16,101	0.88%	0.70%	4.42%
2003	7.72	2,318	17,905	0.49%	0.70%	23.49%
2002	6.25	1,267	7,925	0.05%	0.70%	(27.24%)
2001 (3)	8.60	14,046	120,752	6.02%	0.70%	(21.45%)

Growth LT
01/01/2005 - 06/30/2005 (Unaudited)	$33.29	44,876	$1,493,777	0.09%	0.70%	(2.43%)
2004	34.12	45,670	1,558,031	0.00%	0.70%	9.63%
2003	31.12	48,919	1,522,235	0.00%	0.70%	33.09%
2002	23.38	50,138	1,172,256	0.99%	0.70%	(29.51%)
2001 (3)	33.17	53,683	1,780,762	17.42%	0.70%	(29.40%)

International Value
01/01/2005 - 06/30/2005 (Unaudited)	$23.84	47,488	$1,131,962	0.38%	0.70%	(1.58%)
2004	24.22	49,886	1,208,251	1.44%	0.70%	15.64%
2003	20.94	115,113	2,410,922	1.46%	0.70%	26.84%
2002	16.51	154,361	2,548,880	0.93%	0.70%	(14.53%)
2001 (3)	19.32	166,870	3,224,276	2.74%	0.70%	(22.86%)

Equity Index
01/01/2005 - 06/30/2005 (Unaudited)	$37.50	29,579	$1,109,174	0.91%	0.70%	(1.26%)
2004	37.98	31,041	1,178,839	1.67%	0.70%	9.83%
2003	34.58	81,346	2,812,639	1.13%	0.70%	27.43%
2002	27.13	116,121	3,150,729	9.49%	0.70%	(22.92%)
2001 (3)	35.20	119,910	4,221,274	1.45%	0.70%	(11.83%)

Small-Cap Index
01/01/2005 - 06/30/2005 (Unaudited)	$11.44	63,351	$725,032	0.00%	0.70%	(1.63%)
04/30/2004 - 12/31/2004	11.63	71,780	835,067	0.95%	0.70%	16.34%

Fasciano Small Equity (4)
01/01/2005 - 06/30/2005 (Unaudited)	$10.51	13,011	$136,800	0.00%	0.70%	(2.71%)
2004	10.81	12,273	132,638	0.71%	0.70%	18.13%
2003	9.15	12,902	118,035	0.54%	0.70%	32.25%
2002	6.92	11,060	76,508	0.00%	0.70%	(25.66%)
2001 (3)	9.31	10,342	96,224	0.00%	0.70%	(17.53%)

Multi-Strategy
01/01/2005 - 06/30/2005 (Unaudited)	$39.93	12,922	$515,989	0.00%	0.70%	1.04%
2004	39.52	12,856	508,027	1.62%	0.70%	9.05%
2003	36.24	16,759	607,281	1.60%	0.70%	22.45%
2002	29.59	17,915	530,174	2.91%	0.70%	(13.70%)
2001 (3)	34.29	33,220	1,139,281	2.68%	0.70%	(1.49%)

Main Street Core (4)
01/01/2005 - 06/30/2005 (Unaudited)	$39.48	17,533	$692,146	0.02%	0.70%	(0.81%)
2004	39.80	19,961	794,402	1.10%	0.70%	8.78%
2003	36.59	34,982	1,279,816	0.96%	0.70%	26.10%
2002	29.01	39,252	1,138,848	0.61%	0.70%	(28.95%)
2001 (3)	40.84	63,567	2,596,148	1.88%	0.70%	(8.54%)

Emerging Markets
01/01/2005 - 06/30/2005 (Unaudited)	$13.75	5,002	$68,759	0.23%	0.70%	8.25%
2004	12.70	4,517	57,363	1.94%	0.70%	33.70%
2003	9.50	5,070	48,164	1.19%	0.70%	67.44%
2002	5.67	3,733	21,174	0.67%	0.70%	(3.84%)
2001 (3)	5.90	20,946	123,583	0.17%	0.70%	(9.98%)

Managed Bond
01/01/2005 - 06/30/2005 (Unaudited)	$34.44	22,354	$769,990	9.22%	0.70%	2.25%
2004	33.69	22,745	766,190	4.10%	0.70%	4.65%
2003	32.19	22,983	739,810	9.57%	0.70%	5.51%
2002	30.51	25,736	785,206	5.36%	0.70%	10.19%
2001 (3)	27.69	28,951	801,698	5.13%	0.70%	5.92%

Inflation Managed (4)
01/01/2005 - 06/30/2005 (Unaudited)	$34.76	11,173	$388,376	16.61%	0.70%	2.21%
2004	34.01	11,004	374,229	6.93%	0.70%	8.15%
2003	31.45	11,123	349,777	6.21%	0.70%	7.51%
2002	29.25	11,544	337,668	2.68%	0.70%	14.69%
2001 (3)	25.51	11,520	293,854	3.67%	0.70%	3.55%

Money Market
01/01/2005 - 06/30/2005 (Unaudited)	$19.04	22,879	$435,527	2.26%	0.70%	0.79%
2004	18.89	24,002	453,343	0.92%	0.70%	0.31%
2003	18.83	36,917	695,144	0.81%	0.70%	0.09%
2002	18.81	49,721	935,453	1.41%	0.70%	0.71%
2001 (3)	18.68	34,294	640,704	3.78%	0.70%	3.13%

High Yield Bond
01/01/2005 - 06/30/2005 (Unaudited)	$31.77	4,152	$131,921	7.18%	0.70%	0.01%
2004	31.77	4,180	132,781	6.39%	0.70%	8.48%
2003	29.28	142,607	4,175,986	7.24%	0.70%	19.49%
2002	24.51	228,243	5,593,606	8.71%	0.70%	(3.67%)
2001 (3)	25.44	233,109	5,930,451	9.84%	0.70%	0.46%

(1)	The ratios of investment income and expenses to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect a deduction for mortality and expense risk charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 0.70% of the average daily net assets of each Variable Account as discussed in Note 4 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Total returns were calculated through 12/28/2001, the last business day of the fiscal year for the Separate Account.

(4)	Prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account; Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account (Prior to 01/01/2002, the Variable Account was named Equity Income Variable Account); Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2005 is comprised of thirteen subaccounts called Variable Accounts: Equity, Growth LT, International Value, Equity Index, Small-Cap Index, Fasciano Small Equity (formerly Aggressive Equity), Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, and High Yield Bond Variable Accounts. Main Street is a registered trademark of OppenheimerFunds, Inc. The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     On April 30, 2004, the net assets of the Pacific Select Fund’s Small-Cap Equity Portfolio (the “Acquired Portfolio”), the underlying portfolio for the Small-Cap Equity Variable Account, were transferred to the Pacific Select Fund’s Small-Cap Index Portfolio (the “Surviving Portfolio”), in exchange for shares of the Surviving Portfolio (the “Reorganization”). In connection with the Reorganization, a total of 16,415 outstanding accumulation units (valued at $811,168) of the Small-Cap Equity Variable Account were exchanged for 81,117 accumulation units with equal value of the Small-Cap Index Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.
3. DIVIDENDS
     During the six-month period ended June 30, 2005, the Fund declared dividends for each of the portfolios in which the Separate Account invested, except for the Small-Cap Index, Fasciano Small Equity, and Multi-Strategy Portfolios. The amounts distributed to the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.
4. CHARGES AND EXPENSES
     Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, premium tax charges, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.
5. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
6. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES
     The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of June 30, 2005 were as follows:

	Variable Accounts
		Growth	International	Equity	Small-Cap
	Equity	LT	Value	Index	Index

Total cost of investments at beginning of period	$14,959	$2,673,453	$1,226,923	$1,118,688	$721,632
Add: Total net proceeds from policy and M&E transactions	—	7,284	9,747	7,356	34,774
Reinvested distributions from the Fund	5	641	2,182	5,072	—

Sub-Total	14,964	2,681,378	1,238,852	1,131,116	756,406
Less: Cost of investments disposed during the period	127	64,901	83,460	86,329	118,595

Total cost of investments at end of period	14,837	2,616,477	1,155,392	1,044,787	637,811
Add: Unrealized appreciation (depreciation)	579	(1,121,829)	(22,774)	65,033	87,630

Total market value of investments at end of period	$15,416	$1,494,648	$1,132,618	$1,109,820	$725,441

	Fasciano	Multi-	Main Street	Emerging	Managed
	Small Equity (1)	Strategy	Core	Markets	Bond

Total cost of investments at beginning of period	$118,207	$478,898	$905,637	$39,877	$738,600
Add: Total net proceeds from policy and M&E transactions	8,501	7,735	20,156	8,404	482
Reinvested distributions from the Fund	—	—	81	71	34,761

Sub-Total	126,708	486,633	925,874	48,352	773,843
Less: Cost of investments disposed during the period	1,631	6,980	157,027	1,081	16,432

Total cost of investments at end of period	125,077	479,653	768,847	47,271	757,411
Add: Unrealized appreciation (depreciation)	11,801	36,634	(76,301)	21,527	13,021

Total market value of investments at end of period	$136,878	$516,287	$692,546	$68,798	$770,432

	Inflation	Money	High Yield
	Managed	Market	Bond

Total cost of investments at beginning of period	$329,759	$453,870	$129,152
Add: Total net proceeds from policy and M&E transactions	9,108	65,154	—
Reinvested distributions from the Fund	31,181	5,153	4,668

Sub-Total	370,048	524,177	133,820
Less: Cost of investments disposed during the period	4,087	88,105	1,295

Total cost of investments at end of period	365,961	436,072	132,525
Add: Unrealized appreciation (depreciation)	22,638	(297)	(528)

Total market value of investments at end of period	$388,599	$435,775	$131,997

(1)	Fasciano Small Equity Variable Account was formerly named Aggressive Equity Variable Account.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
7. TRANSACTIONS IN SEPARATE ACCOUNT UNITS
     Transactions in Separate Account units for the period ended June 30, 2005 were as follows:

	Variable Accounts
		Growth	International	Equity	Small-Cap
	Equity	LT	Value	Index	Index

Total units outstanding at beginning of period	1,997	45,670	49,886	31,041	71,780
Increase (decrease) in units resulting from policy transactions:
(a) Transfers between variable accounts, net	—	205	181	159	1,207
(b) Transfers—policy charges and deductions	(11)	(164)	(240)	(106)	(445)
(c) Transfers—surrenders	—	—	(2,435)	(1,092)	(10,842)
(d) Transfers—other	—	(835)	96	(423)	1,651

Sub-Total	(11)	(794)	(2,398)	(1,462)	(8,429)

Total units outstanding at end of period	1,986	44,876	47,488	29,579	63,351

	Fasciano Small	Multi-	Main Street	Emerging	Managed
	Equity (1)	Strategy	Core	Markets	Bond

Total units outstanding at beginning of period	12,273	12,856	19,961	4,517	22,745
Increase (decrease) in units resulting from policy transactions:
(a) Transfers between variable accounts, net	856	188	220	512	(42)
(b) Transfers—policy charges and deductions	(117)	(119)	(114)	(26)	(76)
(c) Transfers—surrenders	—	—	(2,622)	—	—
(d) Transfers—other	(1)	(3)	88	(1)	(273)

Sub-Total	738	66	(2,428)	485	(391)

Total units outstanding at end of period	13,011	12,922	17,533	5,002	22,354

	Inflation	Money	High Yield
	Managed	Market	Bond

Total units outstanding at beginning of period	11,004	24,002	4,180
Increase (decrease) in units resulting from policy transactions:
(a) Transfers between variable accounts, net	265	(3,590)	—
(b) Transfers—policy charges and deductions	(96)	(134)	(28)
(c) Transfers—surrenders	—	(292)	—
(d) Transfers—other	—	2,893	—

Sub-Total	169	(1,123)	(28)

Total units outstanding at end of period	11,173	22,879	4,152

(1)	Fasciano Small Equity Variable Account was formerly named Aggressive Equity Variable Account.

Semi-Annual Report
as of June 30, 2005

•	Pacific Select Separate Account of Pacific Life Insurance Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company Life Insurance Operations Center P.O. Box 7500 Newport Beach, California 92658-7500 ADDRESS SERVICE REQUESTED

Form No. 15-21759-06